The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 91.9%
	Aerospace — 1.1%
12,500	Aerojet Rocketdyne Holdings Inc.†	$498,625
6,000	Allied Motion Technologies Inc.	247,680
9,000	Avio SpA†	141,609
11,000	Kaman Corp.	428,670
1,000	L3Harris Technologies Inc.	169,840
80,000	Rolls-Royce Holdings plc	134,197

		1,620,621

	Automotive — 2.7%
4,100	Ferrari NV	754,769
72,000	Navistar International Corp.†.	3,134,880

		3,889,649

	Automotive: Parts and Accessories — 1.4%
93,000	Dana Inc.	1,145,760
49,000	Freni Brembo SpA†	490,052
4,000	Linamar Corp.	118,989
15,000	Modine Manufacturing Co.†	93,750
22,000	Uni-Select Inc.	94,176

		1,942,727

	Aviation: Parts and Services — 0.6%
16,000	AAR Corp.	300,800
1,000	Curtiss-Wright Corp.	93,260
4,800	Ducommun Inc.†	158,016
113,000	Signature Aviation plc	348,341

		900,417

	Broadcasting — 1.5%
33,766	Beasley Broadcast Group Inc., Cl. A	41,870
100,000	Corus Entertainment Inc., Cl. B	217,040
9,000	Discovery Inc., Cl. A†	195,930
105,000	Grupo Televisa SAB, ADR†	648,900
270,000	ITV plc	235,585
500	Liberty Broadband Corp., Cl. A†	70,905
1,603	Liberty Broadband Corp., Cl. C†	229,021
2,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	66,340
188	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	6,219
10,000	Sinclair Broadcast Group Inc., Cl. A	192,300
25,000	Sirius XM Holdings Inc.	134,000
8,000	TEGNA Inc.	94,000

		2,132,110

	Building and Construction — 1.2%
10,000	Arcosa Inc.	440,900
1,000	Bouygues SA	34,728
1,000	Carrier Global Corp.	30,540
28,000	GCP Applied Technologies Inc.†	586,600
10,000	IES Holdings Inc.†	317,700

Shares		Market Value
6,000	Johnson Controls International plc	$245,100

		1,655,568

	Business Services — 4.2%
5,000	Clarivate plc†	154,950
88,000	Diebold Nixdorf Inc.†	672,320
15,000	Fly Leasing Ltd., ADR†	108,900
60,500	Herc Holdings Inc.†	2,396,405
57,200	JCDecaux SA†	990,543
13,000	Loomis AB†	355,633
30,000	Macquarie Infrastructure Corp.	806,700
20,000	Ocean Outdoor Ltd.†	122,500
4,000	Ströeer SE & Co. KGaA†	311,404
4,000	The Interpublic Group of Companies Inc.	66,680

		5,986,035

	Cable and Satellite — 1.5%
150	Cable One Inc.	282,815
2,000	Cogeco Communications Inc.	164,004
15,520	Liberty Global plc, Cl. A†	326,075
49,712	Liberty Global plc, Cl. C†	1,020,836
17,000	Liberty Latin America Ltd., Cl. C†	138,380
14,000	Megacable Holdings SAB de CV	40,541
24,000	WideOpenWest Inc.†	124,560

		2,097,211

	Computer Software and Services — 0.7%
5,000	AVEVA Group plc	308,782
35,000	Computer Task Group Inc.†	173,950
1,000	Perspecta Inc.	19,450
4,000	Rocket Internet SE†	87,512
2,000	Twitter Inc.†	89,000
2,000	Zooplus AG†	371,903

		1,050,597

	Consumer Products — 6.8%
1,000	Church & Dwight Co. Inc.	93,710
200	dormakaba Holding AG	108,572
19,000	Edgewell Personal Care Co.†	529,720
17,500	Energizer Holdings Inc.	684,950
4,700	Essity AB, Cl. B†	158,908
21,300	Hunter Douglas NV†	1,241,174
300	L’Oreal SA	97,642
12,000	Marine Products Corp.	187,680
12,000	Mattel Inc.†	140,400
5,000	Nilfisk Holding A/S†	60,395
600	Nintendo Co. Ltd., ADR	42,540
3,000	Salvatore Ferragamo SpA†	44,213
43,000	Scandinavian Tobacco Group A/S	638,238
6,000	Shiseido Co. Ltd.	343,337
3,500	Spectrum Brands Holdings Inc.	200,060

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
63,000	Swedish Match AB	$5,154,888

		9,726,427

	Consumer Services — 0.7%
130,000	AA plc†	48,646
3,000	Allegion plc	296,730
17,500	Ashtead Group plc	632,274
500	Boyd Group Services Inc.	77,230

		1,054,880

	Diversified Industrial — 6.8%
49,178	Ampco-Pittsburgh Corp.†	171,630
30,000	Ardagh Group SA	421,500
2,000	AZZ Inc.	68,240
265,000	Canfor Corp.†	2,983,253
3,000	Colfax Corp.†	94,080
3,600	Crane Co.	180,468
27,100	EnPro Industries Inc.	1,528,711
38,000	Greif Inc., Cl. A	1,375,980
27,000	Griffon Corp.	527,580
1,500	Haynes International Inc.	25,635
2,000	Jardine Matheson Holdings Ltd.	79,360
3,000	Jardine Strategic Holdings Ltd.	59,430
2,400	Moog Inc., Cl. A	152,472
24,200	Myers Industries Inc.	320,166
6,000	Raven Industries Inc.	129,120
5,000	Smiths Group plc.	88,712
5,000	Sulzer AG	401,987
40,000	Toray Industries Inc.	181,785
13,000	Tredegar Corp.	193,310
12,000	Trinity Industries Inc.	234,000
16,000	Ultra Electronics Holdings plc	430,669
9,000	Wartsila OYJ Abp	70,889

		9,718,977

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	50,800

	Electronics — 2.3%
7,000	Datalogic SpA	97,994
20,000	Resideo Technologies Inc.†	220,000
38,500	Sony Corp., ADR	2,954,875

		3,272,869

	Energy and Utilities: Alternative Energy — 0.1%
2,000	NextEra Energy Partners LP	119,920
	Energy and Utilities: Electric — 0.5%
31,200	Algonquin Power & Utilities Corp.	453,162
7,500	Fortis Inc.	306,635

		759,797

Shares		Market Value
	Energy and Utilities: Integrated — 1.0%
13,000	Avista Corp.	$443,560
3,500	Emera Inc.	143,780
15,000	Hawaiian Electric Industries Inc.	498,600
100,000	Hera SpA	369,558

		1,455,498

	Energy and Utilities: Natural Gas — 0.8%
25,000	National Fuel Gas Co.	1,014,750
1,200	Southwest Gas Holdings Inc.	75,720

		1,090,470

	Energy and Utilities: Services — 0.3%
16,000	Dril-Quip Inc.†	396,160
2,400	KLX Energy Services Holdings Inc.†	9,960

		406,120

	Energy and Utilities: Water — 2.5%
60,600	Beijing Enterprises Water Group Ltd.	23,458
1,400	Consolidated Water Co. Ltd.	14,574
17,000	Mueller Water Products Inc., Cl. A	176,630
104,000	Primo Water Corp.	1,476,800
60,500	Severn Trent plc	1,904,043

		3,595,505

	Entertainment — 7.9%
46,000	Borussia Dortmund GmbH & Co. KGaA	276,676
290,000	Central European Media Enterprises Ltd., Cl. A†	1,215,100
8,000	Golden Entertainment Inc.†	110,640
500,000	GVC Holdings plc†	6,284,033
20,000	Liberty Media Corp.-Liberty Braves, Cl. A†	417,600
21,011	Liberty Media Corp.-Liberty Braves, Cl. C†	441,441
2,400	Madison Square Garden Entertainment Corp.†	164,376
900	Madison Square Garden Sports Corp.†	135,432
6,000	Manchester United plc, Cl. A	87,240
9,900	ViacomCBS Inc., Cl. B	277,299
13,000	Vivendi SA	362,758
400,000	William Hill plc	1,434,876
175,000	Wow Unlimited Media Inc.†(a)(b)	47,313

		11,254,784

	Environmental Services — 1.1%
180,000	Renewi plc	45,106
2,000	Stericycle Inc.†	126,120
10,000	Tomra Systems ASA†	431,091
9,500	Waste Connections Inc.	986,100

		1,588,417

	Equipment and Supplies — 2.8%
2,000	A.O. Smith Corp.	105,600
28,000	Flowserve Corp.	764,120
13,000	Graco Inc.	797,550

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
18,000	Interpump Group SpA	$669,426
37,000	Mueller Industries Inc.	1,001,220
7,000	Watts Water Technologies Inc., Cl. A	701,050

		4,038,966

	Financial Services — 4.4%
500	Alleghany Corp.	260,225
2,120	Digital Realty Trust Inc., REIT	311,131
53,000	FinecoBank Banca Fineco SpA†	730,458
34,000	Flushing Financial Corp.	357,680
110,000	GAM Holding AG†	212,583
1,000	Groupe Bruxelles Lambert SA	90,256
8,500	H&R Block Inc.	138,465
11,000	I3 Verticals Inc., Cl. A†	277,750
25,000	Kinnevik AB, Cl. A	1,010,513
47,000	Kinnevik AB, Cl. B	1,913,671
54,348	Oaktree Specialty Lending Corp.	263,044
64,000	Resona Holdings Inc.	217,005
18,000	Synovus Financial Corp.	381,060
4,000	VNV Global AB†	32,068

		6,195,909

	Food and Beverage — 17.4%
7,000	Britvic plc	74,157
1,000	Campbell Soup Co.	48,370
280	Chocoladefabriken Lindt & Spruengli AG	2,363,607
42,500	Chr. Hansen Holding A/S	4,723,933
6,000	Coca-Cola Amatil Ltd.	40,826
3,000	Coca-Cola HBC AG	74,015
160,000	Davide Campari-Milano NV	1,748,180
1,400	Diageo plc, ADR	192,724
2,000	Fevertree Drinks plc	59,769
1,800	Fomento Economico Mexicano SAB de CV, ADR	101,142
1,000	Heineken Holding NV	77,910
1,500	International Flavors & Fragrances Inc.	183,675
39,000	ITO EN Ltd.	2,777,130
600	J & J Snack Foods Corp.	78,234
13,000	Kameda Seika Co. Ltd.	665,624
10,000	Kerry Group plc, Cl. A	1,283,840
41,500	Kikkoman Corp.	2,290,144
3,000	Luckin Coffee Inc., ADR†	9,216
103,000	Maple Leaf Foods Inc.	2,100,146
11,000	Massimo Zanetti Beverage Group SpA	63,969
35,000	Nomad Foods Ltd.†	891,800
5,000	Post Holdings Inc.†	430,000
500,000	Premier Foods plc†	596,790
8,500	Remy Cointreau SA	1,552,684
1,800	Symrise AG	249,030
9,000	Treasury Wine Estates Ltd.	57,629
40,000	Tsingtao Brewery Co. Ltd., Cl. H	325,417
215,000	Vitasoy International Holdings Ltd.	833,640

Shares		Market Value
16,000	Yakult Honsha Co. Ltd.	$887,498

		24,781,099

	Health Care — 6.2%
24,000	Bausch Health Cos. Inc.†	372,960
1,200	Bio-Rad Laboratories Inc., Cl. A†	618,552
150	Bio-Rad Laboratories Inc., Cl. B†	74,692
7,000	BioTelemetry Inc.†	319,060
2,700	Cantel Medical Corp.	118,638
6,000	Cardiovascular Systems Inc.†	236,100
6,000	CareDx Inc.†	227,640
1,250	Charles River Laboratories International Inc.†	283,063
8,500	Clovis Oncology Inc.†	49,555
12,004	Cutera Inc.†	227,716
3,500	DaVita Inc.†	299,775
4,000	DENTSPLY SIRONA Inc.	174,920
20,000	DLH Holdings Corp.†	145,000
2,000	Draegerwerk AG & Co. KGaA	147,261
3,000	eHealth Inc.†	237,000
5,500	Endo International plc†	18,150
30,000	Evolent Health Inc., Cl. A†	372,300
2,000	Gerresheimer AG	223,822
1,750	ICU Medical Inc.†	319,830
4,000	Idorsia Ltd.†	107,443
9,000	InfuSystem Holdings Inc.†	115,380
4,000	Integer Holdings Corp.†	236,040
2,500	Ligand Pharmaceuticals Inc.†	238,300
3,000	NeoGenomics Inc.†	110,670
21,250	Option Care Health Inc.†	284,113
4,500	Orthofix Medical Inc.†	140,130
44,000	Patterson Cos. Inc.	1,060,620
7,000	Perrigo Co. plc	321,370
9,000	Personalis Inc.†	195,030
8,000	PPD Inc.†	295,920
833	Semler Scientific Inc.†	44,474
6,000	SurModics Inc.†	233,460
2,000	Teladoc Health Inc.†	438,480
15,000	Tenet Healthcare Corp.†	367,650
500	The Cooper Companies Inc.	168,560
200	Zoetis Inc.	33,074

		8,856,748

	Hotels and Gaming — 2.6%
2,500	Caesars Entertainment Inc.†	140,150
901	Flutter Entertainment plc†	142,420
24,000	Full House Resorts Inc.†	46,560
62,000	International Game Technology plc	690,060
866,250	Mandarin Oriental International Ltd.†	1,559,250
11,500	MGM Resorts International	250,125
10,000	Red Rock Resorts Inc., Cl. A	171,000
260,000	The Hongkong & Shanghai Hotels Ltd.	201,960

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
7,400	Wynn Resorts Ltd.	$531,394

		3,732,919

	Machinery — 3.7%
19,500	Astec Industries Inc.	1,057,875
300	Bucher Industries AG	114,456
170,031	CNH Industrial NV, Borsa Italiana†	1,325,305
250,000	CNH Industrial NV, New York†	1,955,000
500	Otis Worldwide Corp.	31,210
11,000	Twin Disc Inc.†	55,660
9,000	Xylem Inc.	757,080

		5,296,586

	Manufactured Housing and Recreational Vehicles — 0.3%
2,600	Cavco Industries Inc.†	468,806

	Metals and Mining — 0.4%
2,000	Allegheny Technologies Inc.†	17,440
1,125	Arconic Corp.†	21,431
25,000	Cameco Corp.	252,500
4,000	TimkenSteel Corp.†	14,200
5,800	Wheaton Precious Metals Corp.	284,606

		590,177

	Publishing — 0.5%
1,200	Graham Holdings Co., Cl. B	484,932
2,000	Meredith Corp.	26,240
13,000	The E.W. Scripps Co., Cl. A	148,720

		659,892

	Real Estate — 0.4%
11,001	Griffin Industrial Realty Inc.	588,003
20,000	Trinity Place Holdings Inc.†	28,200

		616,203

	Retail — 2.0%
1,200	Aaron’s Inc.	67,980
2,500	AutoNation Inc.†	132,325
5,700	Avis Budget Group Inc.†	150,024
700	Biglari Holdings Inc., Cl. A†	341,458
1,400	Carvana Co.†	312,284
600	Casey’s General Stores Inc.	106,590
2,900	Fnac Darty†	130,565
24,000	Hertz Global Holdings Inc.†	26,640
11,000	MarineMax Inc.†	282,370
6,500	Movado Group Inc.	64,610
4,000	Penske Automotive Group Inc.	190,640
7,000	PetIQ Inc.†	230,440
15,000	Qurate Retail Inc., Cl. A	107,700
6,000	Rush Enterprises Inc., Cl. B	265,800
400,000	Sun Art Retail Group Ltd.	441,287

		2,850,713

Shares		Market Value
	Specialty Chemicals —2.1%
8,000	Ashland Global Holdings Inc.	$567,360
80,000	Element Solutions Inc.†	840,800
5,750	H.B. Fuller Co.	263,235
19,000	Huntsman Corp.	421,990
14,000	SGL Carbon SE†	51,705
6,000	T. Hasegawa Co. Ltd.	120,211
2,000	Takasago International Corp.	41,303
700	Treatt plc	5,456
32,021	Valvoline Inc.	609,680

		2,921,740

	Telecommunications — 1.0%
45,000	Communications Systems Inc.	172,350
6,000	Gogo Inc.†	55,440
6,000	Hellenic Telecommunications Organization SA, ADR	43,798

12,000	Loral Space & Communications Inc.	219,600
100,000	Pharol SGPS SA†	12,592
33,000	Telekom Austria AG	233,307
45,000	Vodafone Group plc, ADR	603,900

		1,340,987

	Transportation — 0.8%
17,500	Fortress Transportation and Infrastructure Investors LLC	299,775
12,500	GATX Corp.	796,875

		1,096,650

	Wireless Communications — 1.6%
60,500	Millicom International Cellular SA, SDR	1,841,511
14,000	United States Cellular Corp.†	413,420

		2,254,931

	TOTAL COMMON STOCKS	131,071,725

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	195,250

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.4%
	Health Care — 0.4%
7,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	509,180

	PREFERRED STOCKS — 0.2%
	Financial Services —0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	256,119

	Retail — 0.0%
450	Qurate Retail Inc., 8.000%, 03/15/31	44,325

	TOTAL PREFERRED STOCKS	300,444

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	RIGHTS — 0.1%
	Health Care — 0.1%
45,000	Achillion Pharmaceuticals Inc., CVR†	$22,500
55,000	Bristol Myers Squibb Co., CVR†	123,750
1,500	Tobira Therapeutics Inc., CVR†(d)	90

	TOTAL RIGHTS	146,340

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
34,000	Ampco-Pittsburgh Corp., expire 08/01/25†	12,580

	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	70

	TOTAL WARRANTS	12,650

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.3%
$10,345,000	U.S. Treasury Bills, 0.090% to 0.160%†† 10/01/20 to 03/18/21	10,343,187

	TOTAL INVESTMENTS — 100.0% (Cost $124,363,553)	$142,578,776

(a)

At September 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $47,313 or 0.03% of the Fund’s total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	09/30/20 Carrying Value Per Share
175,000	Wow Unlimited Media Inc.	06/05/18- 03/18/19	$163,334	$0.2704
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	46.1%	$65,786,183
Europe	38.3	54,591,677
Japan	7.4	10,521,450
Canada	5.1	7,242,835
Asia/Pacific	2.5	3,631,474
Latin America	0.6	805,157

Total Investments	100.0%	$142,578,776